Warrant Liabilities	12 Months Ended
Dec. 31, 2025
Warrant Liabilities [Abstract]
Warrant liabilities

19. Warrant liabilities

On July 23, 2025, the Company completed a private placement with fifteen investors, issuing a total of 14,800,000 units at an offering price of $0.4681 per unit, for total gross proceeds of approximately $6.9 million (“Private Placement” or “Offering”). Each unit consists of one ordinary share of the Company, par value US$0.0008 per share, and one warrant (the “2025 Warrant(s)”).

The 2025 Warrants entitle the holders to purchase one ordinary share, par value US$0.0008 per share, at an exercise price of $0.4681 per share. Each 2025 Warrant was exercisable immediately on the date of issuance and expires five years from the date of issuance. Holders of 2025 Warrants could, at any time following the closing of the Offering and in their sole discretion, exercise their 2025 Warrants in whole or in part by means of a zero cash exercise price option, in which the holder received two times the number of ordinary share, par value US$0.0008 per share, that would be issuable upon a cash exercise of the warrant, without payment of additional consideration. In addition: (i) on the 5th trading day following the closing of the Offering, the exercise price for the 2025 Warrants was reduced to 70% of the initial exercise price, or $0.3277 per share; (ii) on the 10th trading day following the closing of the Offering, the exercise price was reduced to 50% of the initial exercise price, or $0.2341 per share; and (iii) upon each adjustment to the exercise price for the warrants, the number of issuable warrant shares was proportionately increased so that the nominal aggregate exercise price of the warrants will remain the same.

Classification of 2025 Warrants as liabilities

According to ASC 815-40-25, a financial instrument is classified as equity if it meets the following criteria: 1. Settlement in Issuer’s Own Shares: the instrument must be settled by delivering a fixed number of shares; and 2. Fixed-for-Fixed Rule: the instrument must have a fixed exercise price and entitles the holder to a fixed number of shares.

2025 Warrants have the following key characteristics:

●	Downward Adjustment Mechanism: The exercise price adjusts for future dilutive issuances.

●	Dilution of Units: The number of 2025 Warrants would increase due to the downward adjustment of the exercise price.

Therefore, 2025 Warrants likely fail to meet the fixed-for-fixed criterion under ASC 815-40 and should be classified as liabilities rather than equity. Additionally, 2025 Warrants with downward pricing adjustments linked to future events are treated as derivatives.

Fair Value Measurements of Warrant Liabilities

2025 Warrants are classified as liabilities or derivatives and must be measured at fair value in accordance with ASC 815-10-45. The fair value measurement process involves the following steps:

1.	Initial Measurement: 2025 Warrants are measured at fair value at the time of issuance.

2.	Subsequent Measurement: The fair value of 2025 Warrants is re-measured at each reporting date.

3.	Changes in Fair Value: Any changes in fair value are recognized in profit or loss for the relevant period.

4.	Derivative Impact: As derivatives, 2025 Warrants require ongoing fair value adjustments based on stock price changes and other relevant factors. This remeasurement process is essential for capturing the financial impact of the warrants’ reset and adjustment features.

The Company uses Monte Carlo model to determine the fair value of the 2025 Warrants. The key inputs used in the model include:

●	Expected Volatility: 136.5% to 141.8%, based on the historical volatility of the Company’s closing stock price since inception.

●	Risk-Free Interest Rate: 3.77% to 3.96%

●	Dilution: 27.1% to 42.6%

●	Exercise Price: $0.4681 per share before the 5th trading day following the closing of the Offering; $0.3277 per share from the 5th to the 9th trading day following the closing of the Offering, $0.2341 per share on and after the 10th trading day following the closing of the Offering

●	Term: 5 years (60 months), reflecting the contractual life of the warrants.

The following table provides a summary of the assessment of the 2025 Warrants:

Assessments	Units	Fair value	Date/Period
		USD’000
Initial – when issuing	14,800,000	5,561	July 23, 2025
Subsequent share price change	32,523,247	(1,673)	July 23, 2025 to August 8, 2025
Exercise of 2025 Warrants in full	(47,323,247)	(3,888)	July 23, 2025 to August 8, 2025
Balance at December 31, 2025	-	-

The measurement of fair value of the 2025 Warrants relies on unobservable inputs and therefore is categorized as Level 3 measurement of fair value. The valuation of the 2025 Warrants resulted in a gain of US$1,673,000 for the year ended December 31, 2025, which was recognized in the consolidated statements of operations.